Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 18.5%
49,107	iShares S&P SmallCap 600 Index Fund	$3,822,489	3.0
21,428	Vanguard Global ex-U.S. Real Estate ETF	1,255,467	1.0
13,452	Vanguard Real Estate ETF	1,254,399	1.0
45,156	Vanguard Russell 1000 Growth ETF	7,412,809	5.9
85,755	Vanguard Value ETF	9,571,973	7.6

	Total Exchange-Traded Funds
	(Cost $23,047,580)	23,317,137	18.5

MUTUAL FUNDS: 81.3%
	Affiliated Investment Companies: 81.3%
393,910	Voya Floating Rate Fund - Class I	3,738,203	3.0
312,479	Voya High Yield Bond Fund - Class R6	2,493,583	2.0
191,470	Voya Index Plus LargeCap Portfolio - Class I	5,068,219	4.0
946,761	Voya Intermediate Bond Fund - Class R6	9,884,190	7.8
269,262	Voya Large Cap Value Portfolio - Class I	3,142,293	2.5
133,075	Voya Large-Cap Growth Fund - Class R6	6,126,759	4.9
244,810	Voya Limited Maturity Bond Portfolio - Class I	2,477,473	2.0
375,201	Voya MidCap Opportunities Portfolio - Class I	4,873,865	3.9
530,338	Voya Multi-Manager Emerging Markets Equity Fund - Class I	6,326,931	5.0
1,368,906	Voya Multi-Manager International Equity Fund - Class I	15,181,164	12.0
515,155	Voya Multi-Manager Mid Cap Value Fund - Class I	5,182,456	4.1
242,850	Voya Small Company Portfolio - Class I	3,800,605	3.0
241,682	Voya Strategic Income Opportunities Fund - Class R6	2,491,740	2.0
777,040	Voya U.S. High Dividend Low Volatility Fund - Class R6	9,549,821	7.6
1,396,385	Voya U.S. Stock Index Portfolio - Class I	22,034,960	17.5

	Total Mutual Funds
	(Cost $95,994,033)	102,372,262	81.3

	Total Investments in Securities (Cost $119,041,613)	$125,689,399	99.8
	Assets in Excess of Other Liabilities	292,072	0.2
	Net Assets	$125,981,471	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$23,317,137	$–	$–	$23,317,137
Mutual Funds	102,372,262	–	–	102,372,262
Total Investments, at fair value	$125,689,399	$–	$–	$125,689,399
Other Financial Instruments+
Futures	68,874	–	–	68,874
Total Assets	$125,758,273	$–	$–	$125,758,273
Liabilities Table
Other Financial Instruments+
Futures	$(51,387)	$–	$–	$(51,387)
Total Liabilities	$(51,387)	$–	$–	$(51,387)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$8,106,182	$144,697	$(7,773,515)	$(477,364)	$-	$-	$1,461,615	$-
Voya Floating Rate Fund - Class I	5,799,607	572,124	(2,802,690)	169,162	3,738,203	163,720	(94,750)	-
Voya High Yield Bond Fund - Class R6	-	2,725,697	(244,766)	12,652	2,493,583	62,306	(1,402)	-
Voya Index Plus LargeCap Portfolio - Class I	4,660,746	658,527	(632,149)	381,095	5,068,219	76,588	15,671	421,643
Voya Intermediate Bond Fund - Class R6	9,274,660	2,649,518	(2,717,850)	677,862	9,884,190	271,101	6,673	-
Voya International Index Portfolio - Class I	13,901,674	249,458	(10,775,263)	(3,375,869)	-	-	5,065,468	-
Voya Large Cap Value Portfolio - Class I	8,312,383	884,059	(4,814,045)	(1,240,104)	3,142,293	10,727	2,226,675	217,589
Voya Large-Cap Growth Fund - Class R6	8,743,510	404,691	(5,068,871)	2,047,429	6,126,759	-	(280,630)	-
Voya Limited Maturity Bond Portfolio - Class I	-	2,713,095	(269,670)	34,048	2,477,473	18,765	1,021	-
Voya MidCap Opportunities Portfolio - Class I	4,087,340	1,952,119	(1,066,882)	(98,712)	4,873,865	3,470	283,952	579,508
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,320,862	4,423,206	(679,091)	261,954	6,326,931	-	(64,076)	-
Voya Multi-Manager International Equity Fund - Class I	3,481,485	12,559,223	(1,103,675)	244,131	15,181,164	-	(16,989)	-
Voya Multi-Manager International Factors Fund - Class I	2,317,400	19,913	(2,687,663)	350,350	-	-	(116,195)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	4,073,232	1,650,580	(1,595,365)	1,054,009	5,182,456	-	(341,031)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	2,330,146	19,913	(2,272,072)	(77,987)	-	-	538,462	-
Voya Small Company Portfolio - Class I	6,989,970	955,062	(5,205,990)	1,061,563	3,800,605	14,831	(381,291)	502,118
Voya Strategic Income Opportunities Fund - Class R6	-	2,733,176	(265,232)	23,796	2,491,740	52,092	560	-
Voya U.S. Bond Index Portfolio - Class I	3,478,170	278,763	(3,729,539)	(27,394)	-	26,572	96,223	-
Voya U.S. High Dividend Low Volatility Fund - Class I	-	9,843,033	(9,843,033)	-	-	60,904	(2,431)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	-	9,222,899	-	326,922	9,549,821	-	-	-
Voya U.S. Stock Index Portfolio - Class I	17,745,898	5,897,004	(3,960,050)	2,352,108	22,034,960	60,554	(145,006)	1,219,730
	$105,623,265	$60,556,757	$(67,507,411)	$3,699,651	$102,372,262	$821,630	$8,252,519	$2,940,588

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2019, the following futures contracts were outstanding for Voya Strategic Allocation Growth Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	16	12/20/19	$1,220,000	$(35,954)
S&P 500® E-Mini	4	12/20/19	595,700	(5,867)
U.S. Treasury Ultra Long Bond	7	12/19/19	1,343,344	33,670
			$3,159,044	$(8,151)
Short Contracts:
Mini MSCI Emerging Markets Index	(38)	12/20/19	(1,903,610)	35,204
U.S. Treasury 10-Year Note	(10)	12/19/19	(1,303,125)	(9,566)
			$(3,206,735)	$25,638

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $120,469,977.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$7,167,915
Gross Unrealized Depreciation	(1,931,006)
Net Unrealized Appreciation	$5,236,909